7. Debt Discount - Debt Discount (Details) (Q2) (USD $)	12 Months Ended		15 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Beginning Balance, Debt Discount				$ 1,832,890
Debt discount	92,304			2,249,459	1,925,191
Amortization expense			35,000	(579,382)	(92,301)
Ending Balance, Debt Discount	$ 1,832,888			$ 3,502,967	$ 1,832,890